Vanguard Short-Term Inflation-Protected Securities Index Fund Investment Objectives and Goals - ETF Prospectus [Member] - Vanguard Short-Term Inflation-Protected Securities Index Fund	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Vanguard Short-Term Inflation-Protected Securities ETF, an exchange-traded share class of Vanguard Short-Term Inflation-Protected Securities Index Fund (the “Fund”), seeks to track the performance of a benchmark index that measures the investment return of inflation-protected public obligations of the U.S. Treasury with remaining maturities of less than 5 years.